Net (Loss) Income per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net (Loss) Income per Share

Note 7. Net (Loss) Income per Share

Basic and diluted net (loss) income per share was calculated as follows (in thousands, except per share data):

	For the three months ended March 31,
	2025	2024
Numerator:
Net (loss) income	(8,168)	136,989
Denominator:
Weighted-average shares used to compute net (loss) income per share—basic	52,464	52,163
Dilutive restrictive stock awards	—	54
Weighted-average shares used to compute net (loss) income per share—diluted	52,464	52,217
Net (loss) income per share—basic	$(0.16)	$2.63
Net (loss) income per share—diluted	$(0.16)	$2.62

Note 19—Net Income per Share

The computation of basic net income per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted net income per share is based on the weighted average number of shares outstanding plus the incremental shares that would be outstanding assuming issuance of restricted stock. The number of incremental shares is calculated by applying the treasury stock method. Basic and diluted net income per share was calculated as follows (in thousands, except per share data):

	For the year ended December 31,
	2024	2023	2022
Numerator:
Net income	$250,603	$478,629	$641,298
Denominator:
Weighted-average shares used to compute net income per share—basic	52,287	51,973	51,622
Dilutive restricted stock awards and units	58	72	93
Weighted-average shares used to compute net income per share—diluted	52,345	52,045	51,715
Net income per share—basic	$4.79	$9.21	$12.42
Net income per share—diluted	$4.79	$9.20	$12.40

As of December 31, 2024, there were 166,547 restricted stock unit awards for which the service-based vesting conditions for these awards were not met as of the measurement date. As such, these awards were excluded from basic earnings per share. These awards had a 58,482 share impact on dilutive weighted average shares for the year ended December 31, 2024.

As of December 31, 2024, there were 333,147 shares granted under the 2017 Equity Plan to employees, for which neither the service based nor performance based vesting conditions were met as of the measurement date. As such, these shares have been excluded from basic and diluted earnings per share.